FI - Roll-forward of net assets measured at fair value on recurring basis (Details 6) - Recurring basis - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	SFr (1,909)	SFr 3,558
Transfers in, net assets/liabilities	(1,336)	716
Transfers out, net assets/liabilities	1,611	1,163
Purchases, net assets/liabilities	42,169	16,824
Sales, net assets/liabilities	(42,185)	(19,974)
Issuances, net assets/liabilities	(6,054)	(3,094)
Settlements, net assets/liabilities	2,648	1,003
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	44	33
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	2,424	(1,544)
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	0	2
Gain (loss) on all other activity included in other revenues, net assets/liabilities	(162)	(321)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	2	(88)
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	438	(69)
Foreign currency translation impact, net assets/liabilities	(203)	(118)
Balance at beginning of period, net assets/liabilities	(2,513)	(1,909)
Bank
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	(1,898)	3,563
Transfers in, net assets/liabilities	(1,221)	716
Transfers out, net assets/liabilities	1,611	1,163
Purchases, net assets/liabilities	42,168	16,798
Sales, net assets/liabilities	(42,184)	(19,947)
Issuances, net assets/liabilities	(6,187)	(3,092)
Settlements, net assets/liabilities	2,645	998
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	44	33
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	2,440	(1,542)
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	0	2
Gain (loss) on all other activity included in other revenues, net assets/liabilities	(160)	(318)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	2	(88)
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	438	(69)
Foreign currency translation impact, net assets/liabilities	(203)	(115)
Balance at beginning of period, net assets/liabilities	SFr (2,505)	SFr (1,898)